Fixed asset investments - Subsidiaries (Details)	12 Months Ended
Sep. 30, 2021
Arqit Limited
Disclosure of joint ventures [line items]
Percentage of ownership interest in subsidiary	100.00%
Arqit Inc.
Disclosure of joint ventures [line items]
Percentage of ownership interest in subsidiary	100.00%
Arqit LLC
Disclosure of joint ventures [line items]
Percentage of ownership interest in subsidiary	100.00%